FEDERAL AND STATE INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2017	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Deferred compensation cost	$ 33,987	$ 49,228
Depreciation and amortization	(69,550)	(156,596)
Allowance for bad debts and other	13,888	24,946
Deferred tax liabilities	$ (21,675)	$ (82,422)